CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2016	101,969,666	13,500
Balance at Dec. 31, 2016	$ 1,020		$ 235,050	$ 640,472	$ (1,037)	$ (4,456)	$ 871,049
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net Loss	0		0	0	0	(204,969)	(204,969)
Reduction of share premium	$ 0		(215,481)	215,481	0	0	0
Common Shares Issued, net of issuance cost (in shares)	40,000,000	0
Common Shares Issued, net of issuance cost	$ 400		103,348	0	0	0	103,748
Other Comprehensive Loss	$ 0		0	0	(150)	0	(150)
Share based compensation (in shares)	0	(4,500)
Share based compensation	$ 0		522	0	0	0	522
Forfeited shares - 2011 Equity Incentive Plan (in shares)		13,000
Dividends Distributed	$ 0		0	(59,136)	0	0	(59,136)
Balance (in shares) at Dec. 31, 2017	141,969,666	22,000
Balance (in shares) (ASC 606 [Member]) at Dec. 31, 2017	141,969,666	22,000
Balance at Dec. 31, 2017	$ 1,420		123,439	796,817	(1,187)	(209,425)	711,064
Balance (ASC 606 [Member]) at Dec. 31, 2017	1,420		123,439	796,817	(1,187)	(213,497)	706,992
Increase (decrease) in Shareholders' Equity [Roll Forward]
Effect of change in accounting policy | ASC 606 [Member]	0		0		0	(4,072)	(4,072)
Net Loss	0		0	0	0	(95,306)	(95,306)
Other Comprehensive Loss	$ 0		0	0	(132)	0	(132)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		413	0	0	0	413
Dividends Distributed	$ 0		0	(9,936)	0	0	(9,936)
Balance (in shares) at Dec. 31, 2018	141,969,666	22,000
Balance at Dec. 31, 2018	$ 1,420		123,852	786,881	(1,319)	(308,803)	602,031
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net Loss	0		0	0	0	(10,352)	(10,352)
Coverage of Accumulated Deficit	0		0	(308,803)	0	308,803	0
Reduction of share premium	$ 0		(103,379)	103,379	0	0	0
Common Shares Issued, net of issuance cost (in shares)	5,260,968	0
Common Shares Issued, net of issuance cost	$ 52		17,870	0	0	0	17,922
Other Comprehensive Loss	$ 0		0	0	(78)	0	(78)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		156	0	0	0	(156)
Forfeited shares - 2011 Equity Incentive Plan (in shares)		20,000
Dividends Distributed	$ 0		0	(14,255)	0	0	(14,255)
Balance (in shares) at Dec. 31, 2019	147,230,634	42,000
Balance at Dec. 31, 2019	$ 1,472		$ 38,499	$ 567,202	$ (1,396)	$ (10,352)	$ 595,424